Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating costs	$ 2,029,212	$ 528,858	$ 1,781,700	$ 4,669,524
Loss from operations	(2,029,212)	(528,858)	(1,781,700)	(4,669,524)
Other income (expense):
Unrealized gain on marketable securities held in Trust Account	27,986	2,266	3,115	0
Earnings on marketable securities held in Trust Account	425,850	16,505	1,669	1,627,601
Change in fair value of warrant liability	88,500	2,094,300	5,653,850	6,724,150
Change in fair value of forward purchase unit liability	(554,443)	(122,020)	(490,184)	194,950
Change in fair value of contingent interest liability	(101,404)	0
Debt discount amortization	(16,342)	0
Other (loss) income	(129,853)	1,991,051	5,168,450	8,546,701
(Loss) income before provision for income taxes	(2,159,065)	1,462,193	3,386,750	3,877,177
Provision for income taxes	(65,475)	0	0	(346,987)
Net (loss) income	$ (2,224,540)	$ 1,462,193	$ 3,386,750	$ 3,530,190
Class A Redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of redeemable, Basic	4,128,024	23,000,000	8,890,071	17,674,483
Weighted average shares outstanding of redeemable, Diluted	4,128,024	23,000,000	8,890,071	17,674,483
Basic and diluted net (loss) income per share, redeemable, Basic		$ 0.05	$ 1.03	$ 0.18
Basic and diluted net (loss) income per share, non-redeemable, Diluted	$ 0.16	$ 0.05	$ 1.03	$ 0.18
Non Redeemable Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of redeemable, Basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding of redeemable, Diluted	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net (loss) income per share, redeemable, Basic		$ 0.05	$ (1)	$ 0.05
Basic and diluted net (loss) income per share, non-redeemable, Diluted	$ 0.27	$ 0.05	$ (1)	$ 0.05